COMMITMENTS AND CONTINGENCIES AND OFF BALANCE SHEET ARRANGEMENTS	9 Months Ended	12 Months Ended
	Nov. 30, 2019	Feb. 23, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES AND OFF BALANCE SHEET ARRANGEMENTS
COMMITMENTS AND CONTINGENCIES AND OFF BALANCE SHEET ARRANGEMENTS
Guarantees
California Department of Industrial Relations:
    On October 24, 2012, the Office of Self-Insurance Plans, a program within the director’s office of the California Department of Industrial

Relations (the “DIR”), notified SUPERVALU INC. (“SuperValu”), which was then the owner of New Albertsons L.P., a wholly-owned subsidiary of the Company, that additional collateral was required to be posted in connection with the Company’s, and certain other subsidiaries’, California self-insured workers’ compensation obligations pursuant to applicable regulations. The notice from the DIR stated that the additional collateral was required as a result of an increase in estimated future liabilities, as determined by the DIR pursuant to a review of the self-insured California workers’ compensation claims with respect to the applicable businesses. On January
21
,
2014
, the Company entered into a Collateral Substitution Agreement with the California Self-Insurers’ Security Fund to provide collateral. The collateral not covered by the California Self-Insurers’ Security Fund is covered by an irrevocable LOC for the benefit of the State of California Office of Self-Insurance Plans. The amount of the LOC is adjusted annually based on semi-annual filings of an actuarial study reflecting liabilities as of December
31
of each year reduced by claim closures and settlements. The related LOC was $
95.2
 million as of November
30
,
2019
and $
143.0
 million as of February
23
,
2019
.
Lease Guarantees:
The Company may have liability under certain operating leases that were assigned to third parties. If any of these third parties fail to perform their obligations under the leases, the Company could be responsible for the lease obligation. Because of the wide dispersion among third parties and the variety of remedies available, the Company believes that if an assignee became insolvent, it would not have a material effect on the Company’s financial condition, results of operations or cash flows.
The Company also provides guarantees, indemnifications and assurances to others in the ordinary course of its business.
Legal Proceedings
The Company is subject from time to time to various claims and lawsuits arising in the ordinary course of business, including lawsuits involving trade practices, lawsuits alleging violations of state and/or federal wage and hour laws (including alleged violations of meal and rest period laws and alleged misclassification issues), real estate disputes as well as other matters. Some of these suits purport or may be determined to be class actions and/or seek substantial damages. It is the opinion of the Company’s management that although the amount of liability with respect to certain of the matters described herein cannot be ascertained at this time, any resulting liability of these and other matters, including any punitive damages, will not have a material adverse effect on the Company’s business or financial condition.
The Company continually evaluates its exposure to loss contingencies arising from pending or threatened litigation and believes it has made provisions where the loss contingency can be reasonably estimated and an adverse outcome is probable. Nonetheless, assessing and predicting the outcomes of these matters involves substantial uncertainties. Management currently believes that the aggregate range of reasonably possible loss for the Company’s exposure in excess of the amount accrued is expected to be immaterial to the Company. It remains possible that despite management’s current belief, material differences in actual outcomes or changes in management’s evaluation or predictions could arise that could have a material effect on the Company’s financial condition, results of operations or cash flows.
Office of Inspector General:
    In January 2016, the Company received a subpoena from the Office of the Inspector General of the Department of Health and Human Services (the “OIG”) pertaining to the pricing of drugs offered under the Company’s MyRxCare discount program and the impact on reimbursements to Medicare, Medicaid and TRICARE (the “Government Health Programs”). In particular, the OIG requested information on the relationship between the prices charged for drugs under the MyRxCare program and the “usual and customary” prices reported by the Company in claims for reimbursements to the Government Health Programs or other third-party payors
. The Company cooperated with the OIG in the investigation. The Company is currently unable to determine the probability of the outcome of this matter or the range of reasonably possible loss, if any.
Civil Investigative Demand:
    On December 16, 2016, the Company received a civil investigative demand from the United States Attorney for the District of Rhode Island in connection with a False Claims Act investigation relating to the Company’s influenza vaccination programs. The investigation concerns whether the Company’s provision of store coupons to its customers who received influenza vaccinations in its store pharmacies constituted an improper benefit to those customers under the federal Medicare and Medicaid programs. The Company believes that its provision of the store coupons to its customers is an allowable incentive to encourage vaccinations. The Company cooperated with the U.S. Attorney in the investigation. The Company is currently unable to determine the probability of the outcome of this matter or the range of possible loss, if any.
Security Breach:
    In 2014, the Company was the subject of criminal intrusions by the installation of malware on a portion of its computer network that processes payment card transactions for approximately 800 of its stores through its then service provider SuperValu. The Company believes these were attempts to collect payment card data. The forensic investigation into the intrusions indicated that although the Company was then compliant with the Payment Card Industry (PCI) Data Security Standards issued by the PCI Council, it was not compliant with all of these standards at the time of the intrusions. As a result, the Company was assessed by certain card companies for incremental counterfeit fraud losses, non-ordinary
course expenses (such as card reissuance costs) and case management costs. The Company has paid for all of such assessments. The Company sought recovery from MasterCard of its assessment and has entered into a confidential settlement with MasterCard. As a result of the intrusion, two class action complaints were filed against the Company by consumers. These complaints have been dismissed, and the dismissal was upheld on appeal on May 31, 2019. In 2015, the Company also received a letter from the Office of the Attorney General of the Commonwealth of Pennsylvania stating that the Illinois and Pennsylvania Attorneys General Offices were leading a multi-state group requesting specified information concerning the two data breach incidents. The Company has cooperated with the investigation. The multi-state group did not make a monetary demand, and the Company is unable to estimate the possibility or range of loss, if any.
Terraza/Lorenz:
    Two lawsuits were brought against Safeway and the Safeway Benefits Plan Committee (the “Benefit Plans Committee,” and together with Safeway, the “Safeway Benefits Plans Defendants”) and other third parties alleging breaches of fiduciary duty under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) with respect to Safeway’s 401(k) Plan (the “Safeway 401(k) Plan”). On July 14, 2016, a complaint (“Terraza”) was filed in the United States District
Court for the Northern District of California by a participant in the Safeway 401(k) Plan individually and on behalf of the Safeway 401(k) Plan. An amended complaint was filed on November 18, 2016. On August 25, 2016, a second complaint (“Lorenz”) was filed in the United States District Court for the Northern District of California by another participant in the Safeway 401(k) Plan individually and on behalf of all others similarly situated against the Safeway Benefits Plans Defendants and against the Safeway 401(k) Plan’s former record-keepers. An amended complaint was filed on September 16, 2016, and a second amended complaint was filed on November 21, 2016. In general, both lawsuits alleged that the Safeway Benefits Plans Defendants breached their fiduciary duties under ERISA regarding the selection of investments offered under the Safeway 401(k) Plan and the fees and expenses related to those investments. All parties filed summary judgment motions which were heard and taken under submission on August 16, 2018. Plaintiffs’ motions were denied, and defendants’ motions were granted in part and denied in part. Bench trials for both matters were set for May 6, 2019. A settlement in principle was reached before trial. On September 13, 2019, settlement papers were filed with the court along with a motion for preliminary approval of the settlement
.
A hearing for

preliminary approval was set for November
20
,
2019
, but the Court vacated the hearing. The parties are awaiting a ruling from the Court. The Company has recorded an estimated liability for these matters.
False Claims Act:
    The Company is currently subject to two qui tam actions alleging violations of the False Claims Act (“FCA”). Violations of the FCA are subject to treble damages and penalties of up to a specified dollar amount per false claim. In
United States ex rel. Schutte and Yarberry v. SuperValu, New Albertson’s, Inc., et al,
which is pending in the U.S. District Court for the Central District of Illinois, the relators allege that defendants (including various subsidiaries of the Company) overcharged government healthcare programs by not providing the government, as a part of usual and customary prices, the benefit of discounts given to customers who requested that defendants match competitor prices. The complaint was originally filed under seal and amended on November 30, 2015. On August 5, 2019, the Court granted relator’s motion for partial summary judgment, holding that price matched prices are the usual and customary prices for those drugs. Additional summary judgment motions by both parties are pending. Trial will be set after the Court rules on the pending summary judgment motions. In
United States ex rel. Proctor v. Safeway
, also pending in the Central District of Illinois, the relator alleges that Safeway Inc. overcharged government healthcare programs by not providing the government, as part of its usual and customary prices, the benefit of discounts given to customers in pharmacy discount programs. On August 26, 2015, the underlying complaint was unsealed. Trial is set for May 12, 2020. In both of the above cases, the government previously investigated the relators’ allegations and declined to intervene. Relators elected to pursue their respective cases on their own and in each case have alleged FCA damages in excess of $100 million before trebling and excluding penalties. The Company is vigorously defending each of these matters and believes each of these cases is without merit. The Company has recorded an estimated liability for these matters.
The Company was also subject to another FCA qui tam action entitled
United States ex rel. Zelickowski v. Albertson’s LLC.
In that case, the relators alleged that Albertson’s LLC (“Albertson’s”) overcharged federal healthcare programs by not providing the government, as a part of its usual and customary prices to the government, the benefit of discounts given to customers who enrolled in the Albertson’s discount-club program. The complaint was originally filed under seal and amended on June 20, 2017. On December 17, 2018, the case was dismissed, without prejudice.
Alaska Attorney General’s Investigation:
    On May 22, 2018, the Company received a subpoena from the Office of the Attorney General for the State of Alaska (the “Alaska Attorney General”) stating that the Alaska Attorney General has reason to believe the Company has engaged in unfair or deceptive trade practices under Alaska’s Unfair Trade Practices and Consumer Act and seeking documents regarding the Company’s policies, procedures, controls, training, dispensing practices and other matters in connection with the sale and marketing of opioid pain medications. The Company responded to the subpoena on July 30, 2018 and has not received any further communication from the Alaska Attorney General. The Company does not currently have a basis to believe it has violated Alaska’s Unfair Trade Practices and Consumer Act, however, at this time, the Company is unable to determine the probability of the outcome of this matter or estimate a range of reasonably possible loss, if any.
Opioid Litigation:
    The Company is one of dozens of companies that have been named in various lawsuits alleging that defendants contributed to the national opioid epidemic. At present, the Company is named in over 70 suits pending in various state courts as well as in the United States District Court for the Northern District of Ohio, where over 2,000 cases have been consolidated as Multi-District Litigation (“MDL”) pursuant to 28 U.S.C. §1407. In two matters—
MDL No. 2804
filed by The Blackfeet Tribe of the Blackfeet Indian Reservation and
State of New Mexico v. Purdue Pharma L.P., et al.
--the
Company filed motions to dismiss, which were denied, and the Company has now answered the Complaints. The MDL cases are stayed pending bellwether trials, and the only active matter is the New Mexico action where a September 2021 trial date has been set. The Company is vigorously defending these matters and believes that these cases are without merit. At this early stage in the proceedings, the Company is unable to determine the probability of the outcome of these matters or the range of reasonably possible loss, if any.
California Air Resources Board:
    Upon the inspection by the California Air Resources Board (“CARB”) of several of the Company’s stores in California, it was determined that the Company failed certain paperwork and other administrative requirements. As a result of the inspections, the Company proactively undertook a broad evaluation of the record keeping and administrative practices at all of its stores in California. In connection with this evaluation, the Company retained a third party to conduct an audit and correct deficiencies identified across its California store base. The Company is working with CARB to resolve these compliance issues and comply with governing regulations, and that work is ongoing. Although no monetary amount has been assessed by CARB, the Company could be subject to certain fines and penalties. Given its preliminary nature, the Company is unable to determine the probability of the outcome of this matter or estimate the range of reasonably possible loss, if any
FACTA
:
    On May 31, 2019, a putative class action complaint entitled
Martin
v. Safeway
was filed in the California Superior Court for the County of Alameda, alleging the Company failed to comply with the Fair and Accurate Credit Transactions Act (“FACTA”) by printing receipts that failed to adequately mask payment card numbers as required by FACTA. The plaintiff claims the violation was “willful” and exposes the Company to statutory damages provided for in FACTA. The Company has answered the Complaint and is vigorously defending the matter. On January 8, 2020, we commenced mediation discussions with plaintiff’s counsel and reached a settlement in principle on February 24, 2020. The parties will seek court approval of the settlement.
T
he Company recorded an estimated liability for this matter in the fiscal fourth quarter ended February 29, 2020.
Other Commitments
In the ordinary course of business, the Company enters into various supply contracts to purchase products for resale and purchase and service contracts for fixed asset and information technology commitments. These contracts typically include volume commitments or fixed expiration dates, termination provisions and other standard contractual considerations.

COMMITMENTS AND CONTINGENCIES AND OFF BALANCE SHEET ARRANGEMENTS
Guarantees
California Department of Industrial Relations:
     On October 24, 2012, the Office of Self-Insurance Plans, a program within the director’s office of the California Department of Industrial Relations (the “DIR”), notified SuperValu, which was then the owner of NALP, a wholly-owned subsidiary of the Company, that additional collateral was required to be posted in connection with the Company’s, and certain other subsidiaries’, California self-insured workers’ compensation obligations pursuant to applicable regulations. The notice from the DIR stated that the additional collateral was required as a result of an increase in estimated future liabilities, as determined by the DIR pursuant to a review of the self-insured California workers’ compensation claims with respect to the applicable businesses. On January 21, 2014, the Company entered into a Collateral Substitution Agreement with the California Self-Insurers’ Security Fund to provide collateral. The collateral not covered by the California Self-Insurers’ Security Fund is covered by an irrevocable LOC for the benefit of the State of California Office of Self-Insurance Plans. The amount of the LOC is adjusted annually based on semi-annual filings of an actuarial study reflecting liabilities as of December 31 of each year reduced by claim closures and settlements. The related LOC was $143.0 million as of February 23, 2019 and $205.6 million as of February 24, 2018.
Lease Guarantees:
     The Company may have liability under certain operating leases that were assigned to third parties. If any of these third parties fail to perform their obligations under the leases, the Company could be responsible for the lease obligation. Because of the wide dispersion among third parties and the variety of remedies available, the Company believes that if an assignee became insolvent, it would not have a material effect on the Company’s financial condition, results of operations or cash flows.
The Company also provides guarantees, indemnifications and assurances to others in the ordinary course of its business.
Legal Proceedings
The Company is subject from time to time to various claims and lawsuits arising in the ordinary course of business, including lawsuits involving trade practices, lawsuits alleging violations of state and/or federal wage and hour laws (including alleged violations of meal and rest period laws and alleged misclassification issues), real estate disputes and other matters. Some of these suits purport or may be determined to be class actions and/or seek substantial damages.
It is the opinion of the Company’s management that although the amount of liability with respect to certain of the matters described herein cannot be ascertained at this time, any resulting liability of these and other matters, including any punitive damages, will not have a material adverse effect on the Company’s business or financial condition.
The Company continually evaluates its exposure to loss contingencies arising from pending or threatened litigation and believes it has made provisions where the loss contingency can be reasonably estimated and an adverse outcome is probable. Nonetheless, assessing and predicting the outcomes of these matters involves substantial uncertainties. Management currently believes that the aggregate range of reasonably possible loss for the Company’s exposure in excess of the amount accrued is expected to be immaterial to the Company. It remains possible that despite management’s current belief, material differences in actual outcomes or changes in management’s evaluation or predictions could arise that could have a material effect on the Company’s financial condition, results of operations or cash flows.
Office of Inspector General:
     In January 2016, the Company received a subpoena from the Office of the Inspector General of the Department of Health and Human Services (the “OIG”) pertaining to the pricing of drugs offered under the Company’s MyRxCare discount program and the impact on reimbursements to Medicare, Medicaid and TRICARE (the “Government Health Programs”). In particular, the OIG is requesting information on the relationship between the prices charged for drugs under the MyRxCare program and the “usual and customary” prices reported by the Company in claims for reimbursements to the Government Health Programs or other third-party payors. The Company cooperated with the OIG in the investigation. The Company is currently unable to determine the probability of the outcome of this matter or the range of reasonably possible loss, if any.
Civil Investigative Demand:
     On December 16, 2016, the Company received a civil investigative demand from the United States Attorney for the District of Rhode Island in connection with a False Claims Act investigation relating to the Company’s influenza vaccination programs. The investigation concerns whether the Company’s provision of store coupons to its customers who received influenza vaccinations in its store pharmacies constituted an improper benefit to those customers under the federal Medicare and Medicaid programs. The Company believes that its provision of the store coupons to its customers is an allowable incentive to encourage vaccinations. The Company cooperated with the U.S. Attorney in the investigation. The Company is currently unable to determine the probability of the outcome of this matter or the range of possible loss, if any.
Security Breach:
     In 2014, the Company was the subject of criminal intrusions by the installation of malware on a portion of its computer network that processes payment card transactions for approximately 800 of its stores through its then service provider SuperValu. The Company believes these were attempts to collect payment card data. The forensic investigation into the intrusions indicated that although the Company was then compliant with the Payment Card Industry (PCI) Data Security Standards issued by the PCI Council, it was not compliant with all of these standards at the time of the intrusions. As a result, the Company was assessed by certain card companies for incremental counterfeit fraud losses, non-ordinary
course expenses (such as card reissuance costs) and case management costs. The Company has paid or recorded an estimated liability for all of such assessments, and is seeking recovery from MasterCard of its assessment. As a result of the intrusion, two class action complaints were filed against the Company by consumers. These complaints have been dismissed, although the appeal of the dismissal of one case remains pending. In 2015, the Company also received a letter from the Office of the Attorney General of the Commonwealth of Pennsylvania stating that the Illinois and Pennsylvania Attorneys General Offices were leading a multi-state group requesting specified information concerning the two data breach incidents. The Company has cooperated with the investigation. The multi-state group did not make a monetary demand, and the Company is unable to estimate the possibility or range of loss, if any.
Terraza/Lorenz:
     Two lawsuits have been brought against Safeway and the Safeway Benefits Plan Committee (the “Benefit Plans Committee,” and together with Safeway, the “Safeway Benefits Plans Defendants”) and other third parties alleging breaches of fiduciary duty under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) with respect to Safeway’s 401(k) Plan (the “Safeway 401(k) Plan”). On July 14, 2016, a complaint (“Terraza”) was filed in the United States District Court for the Northern District of California by a participant in the Safeway 401(k) Plan individually and on behalf of the Safeway 401(k) Plan. An amended complaint was filed on November 18, 2016. On August 25, 2016, a second complaint (“Lorenz”) was filed in the United States District Court for the Northern District of California by another participant in the Safeway 401(k) Plan individually and on behalf of all others similarly situated against the Safeway Benefits Plans Defendants and against the Safeway 401(k) Plan’s former recordkeepers. An amended complaint was filed on September 16, 2016, and a second amended complaint was filed on November 21, 2016. In general, both lawsuits allege that the Safeway Benefits Plans Defendants breached their fiduciary duties under ERISA regarding the selection of investments offered under the Safeway 401(k) Plan and the fees and expenses related to those investments. On March 13, 2017, the United States District Court for the Northern District of California denied the Safeway Benefits Plan Defendants’ motion to dismiss with respect to Terraza, and granted in part and denied in part the Safeway Benefits Plan Defendants’ motion to dismiss with respect to Lorenz. Discovery closed on June 8, 2018. The parties filed summary judgment motions, which were heard and taken under submission on August 16, 2018. Plaintiffs’ motion was denied and defendants’ motion was granted in part and denied in part. Bench trials for both matters are set for May 6, 2019. Though the Company believes these lawsuits are without merit and intends to contest each of them vigorously, it has recorded an estimated liability for these matters.
False Claims Act
:     The Company is currently subject to two qui tam actions alleging violations of the False Claims Act (“FCA”). Violations of the FCA are subject to treble damages and penalties of up to a specified dollar amount per false claim. In
 United States ex rel. Schutte and Yarberry v. SuperValu, New Albertson’s, Inc., et al,
 which is pending in the U.S. District Court for the Central District of Illinois, the relators allege that defendants (including various subsidiaries of the Company) overcharged federal healthcare programs by not providing the government, as a part of usual and customary prices, the benefit of discounts given to customers who requested that defendants match competitor prices. The complaint was originally filed under seal and amended on November 30, 2015. Both sides have moved for summary judgment, and motions are pending before the court. Discovery is complete, and trial will be set after the Court rules on the pending dispositive motions. In
 United States ex rel. Proctor v. Safeway
, also pending in the Central District of Illinois, the relator alleges that Safeway submitted fraudulent, inflated pricing information to government healthcare programs in connection with prescription drug claims, by failing to include pharmacy discount program pricing as a part of its usual and customary prices. On August 26, 2015, the underlying complaint was unsealed. Discovery is complete and trial is currently set for September 10, 2019. In both of the above cases, the government previously investigated the relators’ allegations and declined to intervene. Relators elected to pursue their respective cases on their own and in each case have alleged FCA damages in excess of $100 million, before trebling and excluding penalties. The Company is vigorously defending each of these matters and believes each of these cases is without merit. The Company has recorded an estimated liability for these matters.
The Company was also subject to another FCA qui tam action entitled
 United States ex rel. Zelickowski v. Albertson’s LLC.
 In that case, the relators alleged that Albertson’s LLC overcharged federal healthcare programs by not providing the government, as a part of its usual and customary prices to the government, the benefit of discounts given to customers who enrolled in the Albertson’s LLC discount-club program. The complaint was originally filed under seal and amended on June 20, 2017. On December 17, 2018, the case was dismissed, without prejudice.
Alaska Attorney General’s Investigation:
     On May 22, 2018, the Company received a subpoena from the Office of the Attorney General for the State of Alaska (the “Alaska Attorney General”) stating that the Alaska Attorney General has reason to believe the Company has engaged in unfair or deceptive trade practices under Alaska’s Unfair Trade Practices and Consumer Act and seeking documents regarding the Company’s policies, procedures, controls, training, dispensing practices and other matters in connection with the sale and marketing of opioid pain medications. The Company has been cooperating with the Alaska Attorney General in this investigation. The Company does not currently have a basis to believe it has violated Alaska’s Unfair Trade Practices and Consumer Act, however, at this time, the Company is unable to determine the probability of the outcome of this matter or estimate a range of reasonably possible loss, if any.
Opioid Litigation:
     Albertson’s LLC is one of multiple defendants named in a complaint brought by The Blackfeet Tribe of the Blackfeet Indian Reservation asserting unspecified allegations that the Company contributed to the national opioid epidemic. An amended complaint was filed on August 29, 2018 in the United States District Court for the Northern District of Ohio as one of approximately 1,623 cases filed in or transferred to that district for coordinated or consolidated pretrial proceedings pursuant to 28 U.S.C. §1407. The Company was served on January 11, 2019 and filed a motion to dismiss on February 15, 2019. The Company has recently been named in ten additional actions also pending in the Northern District of Ohio under the rules governing multidistrict litigation. In addition, the State of New Mexico recently commenced a similar action against the Company and others in the County of Santa Fe, New Mexico. The Company is vigorously defending these matters and believes that these cases are without merit. At this early stage in the proceedings, the Company is unable to determine the probability of the outcome of this matter or the range of reasonably possible loss, if any.
Other Commitments
In the ordinary course of business, the Company enters into various supply contracts to purchase products for resale and purchase and service contracts for fixed asset and information technology commitments. These contracts typically include volume commitments or fixed expiration dates, termination provisions and other standard contractual considerations.